Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvements and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 13,703	$ 27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
Leasehold improvement and equipment, gross	155,100	156,658
Less: accumulated depreciation	(101,124)	(56,001)
Leasehold improvement and equipment, net	$ 53,976	$ 100,656